Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of changes in number of shares outstanding
The following table presents the changes in number of shares outstanding (in thousands):

	Class A Common Stock	Class B Common Stock
Balance at December 31, 2016	—	—
Issue of shares on business combination at July 3, 2017	427,709	717,111
Issue of shares upon vesting of restricted stock units (1)	290	—
Issue of shares on exercises of stock options(1)	256	—
Stock repurchase program (2) (3)	(6,047)	(10,126)
Balance at December 31, 2017	422,208	706,985

(1)	Share amounts reflected above are net of shares withheld to satisfy the employee's tax withholding obligation.

(2)
On November 2, 2017, our board of directors authorized BHGE LLC to repurchase up to $3 billion of its common units from the Company and GE. The proceeds of this repurchase are to be used by BHGE to repurchase Class A common stock of the Company on the open market, which if fully implemented would result in the repurchase of approximately $1.1 billion of Class A common stock. The Class B common stock of the Company, that is paired with repurchased common units, was repurchased by the Company at par value. The $3 billion repurchase authorization is the aggregate authorization for repurchases of Class A and Class B common stock together with its paired unit. BHGE LLC had authorization remaining to repurchase up to approximately $2.5 billion of its common units from BHGE and GE at December 31, 2017.

(3)
During 2017, we repurchased and canceled 6,046,735 shares of Class A common stock for a total of $187 million.  We also repurchased and canceled 10,126,467 shares of Class B common stock from GE which is paired together with common units of BHGE LLC for $314 million.

Schedule of accumulated other comprehensive loss
The following table presents the changes in accumulated other comprehensive loss, net of tax:

	Investment Securities	Foreign Currency Translation Adjustments	Cash Flow Hedges	Benefit Plans	Accumulated Other Comprehensive Loss
Balance at December 31, 2015	$—	$(1,384)	$(2)	$(146)	$(1,532)
Other comprehensive loss before reclassifications	—	(417)	(38)	(12)	(467)
Amounts reclassified from accumulated other comprehensive loss	—	1	37	88	126
Deferred taxes	—		(7)	(22)	(29)
Other comprehensive income (loss)	—	(416)	(8)	54	(370)
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	(5)	—	(9)	(14)
Balance at December 31, 2016	—	(1,795)	(10)	(83)	(1,888)
Other comprehensive income before reclassifications	41	(4)	8	45	90
Amounts reclassified from accumulated other comprehensive loss	(39)	—	7	1	(31)
Deferred taxes	2	(10)	(3)	9	(2)
Other comprehensive income (loss)	4	(14)	12	55	57
Less: Other comprehensive income attributable to noncontrolling interests	3	38	2	37	80
Less: Other adjustments	—	—	—	13	13
Less: Reallocation of AOCL based on ownership of GE and previous Baker Hughes stockholders	—	(1,170)	(1)	(63)	(1,234)
Less: Activity related to noncontrolling interest	—	5	—	8	13
Balance at December 31, 2017	$1	$(682)	$1	$(23)	$(703)

Schedule of noncontrolling interest
As of December 31, 2017, GE owned approximately 62.5% of BHGE LLC and this represents the majority of the noncontrolling interest balance reported within equity.

	2017	2016
GE's interest in BHGE LLC	$23,993	$—
Other noncontrolling interests	140	167
Total noncontrolling interests	$24,133	$167